Impairment loss on available-for-sale equity securities (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Impairment loss on available-for-sale equity securities
Impairment loss on available-for-sale equity securities	¥ 8,361	¥ 8,361